Segment Information - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Jun. 30, 2015 Business_Unit Segment	Jun. 30, 2014	Sep. 30, 2014 Business_Unit Segment	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	2		2
Human Services
Segment Reporting Information [Line Items]
Number of operating segments	3		3
Number of business units | Business_Unit	3		2
Human Services | Minnesota | Geographic Concentration Risk | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Percent of revenue	15.00%	14.00%	14.00%	14.00%	15.00%
Post -Acute Specialty Rehabilitation Services
Segment Reporting Information [Line Items]
Number of operating segments	2		2
Number of business units | Business_Unit	2		2